Debt - Narrative (Details)																	1 Months Ended		3 Months Ended			6 Months Ended		7 Months Ended	12 Months Ended
	Apr. 13, 2026 USD ($)	Dec. 17, 2025 USD ($)	Oct. 31, 2025 USD ($)	Aug. 11, 2025	Aug. 01, 2025 USD ($) monthly_installment	Jun. 05, 2025 USD ($)	Oct. 30, 2024	Oct. 24, 2024 USD ($)	Aug. 08, 2024 USD ($) monthly_installment	Jul. 30, 2024 USD ($)	May 30, 2023 USD ($)	Nov. 01, 2022 USD ($)	Feb. 18, 2022 USD ($)	Nov. 25, 2021	Feb. 25, 2021	Oct. 30, 2020 USD ($)	Feb. 29, 2024	Nov. 30, 2023	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2026 USD ($) quarterly_installment	Jun. 30, 2025 USD ($)	Dec. 31, 2022	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 29, 2026 USD ($)	Dec. 24, 2025 USD ($)	Jan. 23, 2024 USD ($)	Mar. 29, 2023 USD ($)
Debt Instrument [Line Items]
Repayments of debt																										$ 32,900,000	$ 132,600,000
Total debt																			$ 1,370,405,000			$ 1,370,405,000			$ 1,298,612,000	1,110,856,000
Initial sale leaseback term (in years)																	20 years	9 years 3 months 18 days									20 years
Proceeds from failed sale-leaseback																					$ 240,969,000				0	111,453,000	$ 241,000,000.0
Failed sale leaseback transaction, transaction costs																											1,000,000.0
Transaction costs																										400,000
Total lease payments																			228,561,000			228,561,000			235,928,000	87,400,000	158,600,000
Origination costs																										900,000	1,700,000
Income from sale-leaseback transfer of tax benefits																			0	$ 0		$ 10,188,000	$ 10,188,000		$ 32,951,000	22,764,000	$ 0
Cider Solar Construction Loan Owner LLC
Debt Instrument [Line Items]
Debt instrument, fee amount																													$ 1,700,000
Face amount of debt										$ 81,000,000.0																			$ 30,000,000.0
Maximum
Debt Instrument [Line Items]
Imputed interest rate for financing obligation																						11.50%			11.50%
Incremental borrowing rate for deferred investment tax credit gain																						5.60%			5.60%
Minimum
Debt Instrument [Line Items]
Imputed interest rate for financing obligation																						7.20%			7.20%
Incremental borrowing rate for deferred investment tax credit gain																						4.50%			4.50%
Disposal Group, Disposed of by Sale, Not Discontinued Operations | GREC Entity HoldCo LLC
Debt Instrument [Line Items]
Repayments of debt		$ 20,400,000				$ 32,500,000
GREC Entity HoldCo LLC | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)														1.85%											1.85%
Total debt																									$ 0	56,049,000
Midway III Manager LLC | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																								1.73%	1.73%
Total debt																									$ 0	13,260,000
Greenbacker Wind Holdings II LLC | Secured Debt | Variable Rate, First Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																									2.03%
Greenbacker Wind Holdings II LLC | Secured Debt | Variable Rate, Second Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																									2.15%
Greenbacker Wind Holdings II LLC | Loans Payable
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																						2.15%			2.15%
Total debt																			62,708,000			$ 62,708,000			$ 64,414,000	68,838,000
Conic Manager LLC | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																									1.75%
Debt instrument, fee amount																									$ 100,000
Conic Manager LLC | Loans Payable
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																						1.75%			1.75%
Total debt																			20,734,000			$ 20,734,000			$ 21,076,000	22,308,000
Turquoise Manager LLC | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																									1.35%
Total debt																									$ 0	30,252,000
Turquoise Manager LLC | Secured Debt | Variable Rate, Second Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																									1.48%
Greenbacker Renewable Energy Company LLC Premium Loan | Premium Financing Loan
Debt Instrument [Line Items]
Face amount of debt					$ 4,200,000
Interest rate					7.15%
Payments due, monthly					$ 400,000
Number of monthly installments (in monthly installments) | monthly_installment					9
Greenbacker Renewable Energy Corporation (Premium financing agreement) | Premium Financing Loan
Debt Instrument [Line Items]
Face amount of debt									$ 4,700,000										$ 600,000			$ 600,000
Interest rate									6.78%										7.15%			7.15%			7.15%
Payments due, monthly									$ 500,000													$ 200,000
Number of monthly installments (in monthly installments)									9													3
Total debt																			$ 349,000			$ 349,000			$ 1,699,000	2,012,000
ECA Finco I, LLC | Loans Payable
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)															2.35%										2.60%
Total debt																									$ 0	17,398,000
GB Solar TE 2000 | Secured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity																$ 19,600,000
Payment of principal																$ 2,900,000
GB Solar TE 2000 | Secured Debt | Variable Rate, First Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																1.98%
GB Solar TE 2000 | Secured Debt | Variable Rate, Second Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)							2.10%
GB Solar TE 2000 | Secured Debt | Variable Rate, Increase Per Annum
Debt Instrument [Line Items]
Increase to interest rate																0.13%
Celadon Manager LLC | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																									1.60%
Total debt																									$ 0	72,853,000
Celadon Manager LLC | Secured Debt | Maximum
Debt Instrument [Line Items]
Face amount of debt													$ 71,000,000.0
Celadon Manager LLC | Secured Debt | Variable Rate, First Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)													1.60%
Celadon Manager LLC | Secured Debt | Variable Rate, Second Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)													1.63%
Celadon Manager LLC | Secured Debt | Variable Rate, Increase Per Annum
Debt Instrument [Line Items]
Increase to interest rate													0.13%
PRC Nemasket LLC | Loans Payable
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																						1.25%			1.25%
Total debt																			34,797,000			$ 34,797,000			$ 37,486,000	39,630,000
PRC Nemasket LLC | Loans Payable | Maximum
Debt Instrument [Line Items]
Face amount of debt												$ 45,000,000.0
PRC Nemasket LLC | Loans Payable | Variable Rate, First Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)												1.25%
PRC Nemasket LLC | Loans Payable | Variable Rate, Second Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)												1.38%
PRC Nemasket LLC | Loans Payable | Variable Rate, Third Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)												0.13%
PRC Nemasket LLC | Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity												$ 2,500,000
Dogwood GB Manager LLC | Loans Payable
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																									1.73%
Total debt																									$ 0	58,725,000
Dogwood GB Manager LLC | Loans Payable | Maximum
Debt Instrument [Line Items]
Face amount of debt											$ 90,600,000																			$ 58,700,000	$ 47,100,000
Dogwood GB Manager LLC | Loans Payable | Variable Rate, First Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											1.63%
Dogwood GB Manager LLC | Loans Payable | Variable Rate, Second Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											1.75%
Dogwood GB Manager LLC | Loans Payable | Variable Rate, Increase Per Annum
Debt Instrument [Line Items]
Increase to interest rate											0.13%
Dogwood GB Manager LLC | Loans Payable | Variable Rate, Third Timeframe
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)											0.10%
GREC Warehouse Holdings I LLC | Line of Credit | Letter of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity																												$ 15,000,000.0
GREC Warehouse Holdings I LLC | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)																						2.28%			2.28%
Maximum borrowing capacity																												$ 110,000,000.0
Total debt																			79,906,000			$ 79,906,000			$ 89,179,000	102,334,000
GREC Warehouse Holdings I LLC | Line of Credit | Variable Rate, First Timeframe | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				2.03%
GREC Warehouse Holdings I LLC | Line of Credit | Variable Rate, Second Timeframe | Revolving Credit Facility
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)				2.28%
Cider Solar Construction Owner LLC | Loans Payable
Debt Instrument [Line Items]
Interest rate										9.75%																			14.00%
Interest rate if prepaid, percentage										0.1225
Total debt																			$ 0			$ 0			$ 81,000,000	81,000,000
Cider Solar Construction Owner LLC | Loans Payable | Maximum
Debt Instrument [Line Items]
Interest rate																			14.00%			14.00%			14.00%
Prepayment premium (discount), percentage										0.2250
Cider Solar Construction Owner LLC | Loans Payable | Minimum
Debt Instrument [Line Items]
Interest rate																			12.25%			12.25%			12.25%
Cider Solar Construction Owner LLC | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Repayments of debt	$ 80,200,000
Payment of principal	$ 81,000,000.0
Cider Solar AcquisitionCo LLC(1) | Loans Payable
Debt Instrument [Line Items]
Total debt																									$ 485,645,000	1,539,000
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 870,000,000.0																					$ 852,000,000.0
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Bridge Loan
Debt Instrument [Line Items]
Face amount of debt								$ 417,800,000																					399,600,000
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Secured Debt
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								1.50%
Face amount of debt								$ 372,600,000																					372,400,000
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Letter of Credit Commitment
Debt Instrument [Line Items]
Maximum borrowing capacity								$ 79,500,000																					$ 80,000,000.0
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Variable Rate, First Timeframe | Bridge Loan
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								2.25%
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Variable Rate, First Timeframe | Secured Debt Tranche A
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								1.88%
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Variable Rate, First Timeframe | Secured Debt Tranche B
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								2.13%
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Variable Rate, Second Timeframe | Bridge Loan
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								1.63%
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Variable Rate, Second Timeframe | Secured Debt Tranche A
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								2.00%
Cider Solar AcquisitionCo LLC(1) | Line of Credit | Variable Rate, Second Timeframe | Secured Debt Tranche B
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)								2.25%
Gemstone 2025 Manager LLC | Loans Payable
Debt Instrument [Line Items]
Basis spread on variable rate (in percent)			2.25%																			2.25%			2.25%
Debt instrument, fee amount			$ 300,000
Total debt			52,500,000																$ 51,860,000			$ 51,860,000			$ 52,502,000	$ 0
Legal fees			$ 400,000